Equity (Details) - USD ($)			1 Months Ended			6 Months Ended
	Feb. 12, 2021	Feb. 09, 2021	Feb. 28, 2021	Feb. 17, 2021	Oct. 22, 2020	Jun. 30, 2021	Mar. 31, 2021
Equity (Details) [Line Items]
Aggregate of offering price (in Dollars)		$ 8,557,437
Gross proceed (in Dollars)			$ 7,700,000
Purchase of ordinary shares		476,983	855,813
Gross average price per share (in Dollars per share)		$ 17.94
Purchase of additional shares				268,205
Sale of stock price per share (in Dollars per share)				$ 18.60
Underwriting discount percentage						7.00%
Gross proceed percentage						1.00%
Warrant purchased						179,501
Warrant exercisable						5 years
Exercise price per share (in Dollars per share)						$ 25
Various expenses (in Dollars)						$ 126,000
Net proceeds offering (in Dollars)						47,023,000
Warrant exercisable			855,813				855,813
Sales Agreement [Member]
Equity (Details) [Line Items]
Aggregate of offering price (in Dollars)					$ 25,000,000
Sales agent commission, percentage					3.00%
Gross proceed (in Dollars)		$ 6,339,095
Purchase of ordinary shares		284,317
Gross average price per share (in Dollars per share)		$ 22.29
Issuance expenses (in Dollars)		$ 192,000
Wainwright & Co., LLC [Member]
Equity (Details) [Line Items]
Purchase of ordinary shares		2,296,107
Purchase of additional shares		344,416
Sale of stock price per share (in Dollars per share)	$ 18.60	$ 20
Issuance of ordinary shares	2,296,107
Warrant [Member]
Equity (Details) [Line Items]
Warrant value (in Dollars)						$ 2,095,000
Weighted average volatility rate						78.40%
Weighted average risk free interest rate						0.50%
Weighted average contractual expected life						5 years